Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Amounts of Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries and the consolidated funds were included in the Group’s consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group.

	As of December 31 (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Cash and cash equivalents	394,672	456,063	66,332
Restricted cash	—	2,500	364
Short-term investments	—	405,930	59,040
Accounts receivable, net of allowance for doubtful accounts	2,795	11,484	1,670
Amounts due from related parties	155,570	279,860	40,704
Other current assets	88,740	116,756	16,981
Long-term investments	192,920	418,710	60,899
Investment in affiliates	920,848	1,011,565	147,126
Property and equipment, net	25,458	24,681	3,590
Deferred tax assets	6,136	29,452	4,284
Other non-current assets	12,641	17,767	2,585

Total assets	1,799,780	2,774,768	403,575

Accrued payroll and welfare expenses	83,553	108,257	15,745
Income tax payable	(2,507)	49,192	7,155
Amounts due to the Group’s subsidiaries	498,557	606,440	88,203
Deferred revenue	33,301	23,658	3,441
Deferred tax liabilities	—	11,609	1,688
Other current liabilities	40,942	76,129	11,072

Total liabilities	653,846	875,285	127,304

	Years Ended December 31 (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenue:
Revenues from others
One-time commissions	1,184	16,521	13,146	1,912
Recurring service fees	56,998	24,275	16,884	2,456
Performance-based income	8,596	2,389	531	77
Other service fees	58,738	58,789	91,538	13,313

Total revenues from others	125,516	101,974	122,099	17,758

Revenues from funds Gopher manages
One-time commissions	2,887	1,012	2,085	303
Recurring service fees	278,460	306,883	501,873	72,994
Performance-based income	38,414	37,240	92,127	13,399

Total revenues from funds Gopher manages	319,761	345,135	596,085	86,696

Total revenues	445,277	447,109	718,184	104,454
Less: business taxes and related surcharges	(10,206)	(2,792)	(3,715)	(540)

Net revenues	435,071	444,317	714,469	103,914
Total operating cost and expenses	(452,182)	(361,765)	(372,870)	(54,233)
Total other income	67,038	43,281	73,119	10,635
Net income	24,381	149,703	316,951	46,096
Net income attributable to Noah Holding Limited shareholders	22,122	147,483	306,912	44,636
Cash flows (used in) provided by operating activities*	(316,765)	426,663	429,008	62,397
Cash flows provided by (used in) investing activities	28,995	(372,590)	(379,327)	(55,171)
Cash flows provided by financing activities	14,856	15,680	14,210	2,067

*	Cash flows provided by operating activities in 2016, 2017 and 2018 include amounts due to the Group’s subsidiaries of RMB125,714, RMB479,138 and RMB606,440 (US$88,203).

Schedule of Financial Impact of Investment

The related financial impact of these investments have been disclosed as below.

	As of December 31 (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Cash and cash equivalents	11,641	32,223	4,687
Short-term investments	—	395,930	57,586
Other current assets	—	1,981	288
Long-term investments	49,029	109,439	15,917
Total assets	60,670	539,573	78,478
Amounts due to the Group’s subsidiaries	19,519	—	—
Other current liabilities	—	21,925	3,189
Total liabilities	19,519	21,925	3,189

	Years Ended December 31 (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating cost and expenses	—	(863)	(194)	(28)
Investment income	—	3,667	697	101

Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs

The following table summarizes the Group’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2017 and 2018, respectively.

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Amounts due from related parties	36,792	79,464	11,558
Investments	610,386	581,255	84,540
Maximum exposure to loss in non-consolidated VIEs	647,178	660,719	96,098

Summary of Effects of Changes in Group's Ownership Interest in Less than Wholly Owned Subsidiaries on Equity Attributable to Noah Holdings Limited Shareholders

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31, (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	643,829	762,923	811,297	117,997
Transfers from (to) the non-controlling interest:
Increase (decrease) in Noah’s equity by partial disposal (acquisition) of subsidiaries	151,990	30	—	—
Net transfers from (to) non-controlling interest	151,990	30	—	—
Change from net income attributable to Noah and transfers from non-controlling interest	795,819	762,953	811,297	117,997

Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years
Building	30 years

Schedule of Disaggregation of Revenue

The following table shows, by segment, revenue from contracts with customers disaggregated by geographical region and service lines for the year ended December 31, 2018:

	Year Ended December 31, 2018 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Geographical Region
Mainland of China	1,750,754	565,137	240,091	2,555,982
Hong Kong	565,061	185,990	—	751,051
Overseas	2,397	632	—	3,029

Total revenues	2,318,212	751,759	240,091	3,310,062

Revenue Streams
One-time commissions	1,024,323	3,670	—	1,027,993
Recurring service fees	1,136,010	640,539	—	1,776,549
Performance-based income	44,309	99,325	—	143,634
Other service fees	113,570	8,225	240,091	361,886
Lending services	—	—	209,804	209,804
Investor education services	36,555	—	—	36,555
Other services(1)	77,015	8,225	30,287	115,527

Total revenues	2,318,212	751,759	240,091	3,310,062

(1)	The Group also provides other services including financial leasing, online wealth management and payment technology services.